Policyholder liabilities and unallocated surplus - Analysis of movements, US (Details) £ in Millions	12 Months Ended
	Dec. 31, 2017 GBP (£) $ / £	Dec. 31, 2016 GBP (£) $ / £	Dec. 31, 2015 GBP (£) $ / £	Dec. 31, 2014 $ / £
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	£ 388,996	£ 322,518
Premiums	41,892	35,534
Surrenders	(20,035)	(16,992)
Maturities/deaths	(11,109)	(10,089)
Net flows	10,748	8,453
Investment-related items and other movements	35,579	26,321
Foreign exchange translation differences	(20,125)	37,427
Policyholder liabilities on the consolidated statement of financial position	411,211	388,996	£ 322,518
Average Policy liability	£ 407,038	£ 360,038
US dollars
Analysis of movements in policyholder liabilities and unallocated surplus
Average exchange rate | $ / £	1.29	1.35	1.53
Closing exchange rate | $ / £	1.35	1.24	1.47	1.56
Jackson (US insurance operations)
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	£ 177,626	£ 138,913
Premiums	15,219	14,766
Surrenders	(10,017)	(7,872)
Maturities/deaths	(2,065)	(1,696)
Net flows	3,137	5,198
Investment-related items and other movements	16,251	5,690
Foreign exchange translation differences	(16,290)	27,825
Policyholder liabilities on the consolidated statement of financial position	180,724	177,626	£ 138,913
Average Policy liability	£ 179,175	£ 158,270
Jackson (US insurance operations) | US dollars
Analysis of movements in policyholder liabilities and unallocated surplus
Average exchange rate | $ / £	1.29	1.35
Closing exchange rate | $ / £	1.35	1.24
Jackson (US insurance operations) | Variable annuity separate account
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	£ 120,411	£ 91,022
Premiums	11,529	10,232
Surrenders	(6,997)	(5,036)
Maturities/deaths	(1,026)	(803)
Net flows	3,506	4,393
Transfers from general to separate account	2,096	1,164
Investment-related items and other movements	15,956	5,246
Foreign exchange translation differences	(11,441)	18,586
Policyholder liabilities on the consolidated statement of financial position	130,528	120,411	91,022
Average Policy liability	125,469	105,717
Jackson (US insurance operations) | Fixed annuity, GIC and other business
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	57,215	47,891
Premiums	3,690	4,534
Surrenders	(3,020)	(2,836)
Maturities/deaths	(1,039)	(893)
Net flows	(369)	805
Transfers from general to separate account	(2,096)	(1,164)
Investment-related items and other movements	295	444
Foreign exchange translation differences	(4,849)	9,239
Policyholder liabilities on the consolidated statement of financial position	50,196	57,215	£ 47,891
Average Policy liability	£ 53,706	£ 52,553